Note 32 - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	2,040,242,959	2,066,773,131
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	(45,541,366)	(26,530,172)
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	1,994,701,593	2,040,242,959
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(48,195,109)	(28,931,618)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	45,541,366	26,530,172
Shares purchased for treasury	(86,796,707)	(81,868,366)
Shares sold or distributed from treasury	39,874,612	36,074,703
Common shares, ending balance	(49,575,838)	(48,195,109)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	1,992,047,850	2,037,841,513
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Common shares cancelled	0	0
Shares purchased for treasury	(86,796,707)	(81,868,366)
Shares sold or distributed from treasury	39,874,612	36,074,703
Common shares, ending balance	1,945,125,755	1,992,047,850